Annual Total Returns [BarChart] - First Trust Developed Markets ex-US AlphaDEX Fund - First Trust Developed Markets ex-US AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2012	16.97%
2013	18.40%
2014	(5.98%)
2015	0.67%
2016	3.55%
2017	33.57%
2018	(19.52%)
2019	16.56%
2020	4.61%